Liability Related to the Sale of Future Revenue	3 Months Ended
Mar. 31, 2023
Conduit Pharmaceuticals Ltd [Member]
Liability Related to the Sale of Future Revenue

4. Liability Related to the Sale of Future Revenue

Indirect Investment Regarding the Covid Asset

On June 3, 2020, the Company entered into an agreement with SGSC for an indirect investment in the AZ Covid Asset. Under the terms of the agreement, SGSC agreed to pay the Company a royalty of 30% of sales in excess of $24.5 million (£19.2 million) of the Covid Asset should it reach the commercialization stage and generate revenue in exchange for the Company funding SGSC’s research and development efforts. As of March 31, 2023, the Company provided $0.3 million in funding to SGSC.

Vela Technologies PLC

The Company entered into an Agreement with SGSC to approve an Indirect Investment from Vela Technologies PLC (“Vela”) on October 20, 2020, whereby Vela agreed to provide funding to the Company for an indirect investment in an asset related to COVID-19 (the “Covid Asset”) for use in the field in exchange for 8% of future revenue earned if the Covid Asset is commercialized (the “Vela Agreement”). Total consideration under the Vela Agreement was $2.9 million (£2.35 million), consisting of $1.6 million (£1.25 million) cash and the issuance of 1.1 billion ordinary shares in Vela, which based on the fair value of stock at the September 10, 2021, was $1.3 million. The Company received the $1.6 million (£1.25) million cash consideration during the year ended December 31, 2020. This consideration was recorded in deferred income as a liability on the balance sheet in accordance with ASC 470-10.

Cizzle PLC

On February 11, 2022, the Company entered into an agreement with Cizzle PLC (“Cizzle”) whereby Cizzle agreed to purchase a percentage of future revenue earned in the Covid Asset, should it reach the commercialization stage. Total consideration under the agreement is specified as $1.6 million (£1.2 million), consisting of the issuance of fair value of 25.0 million new ordinary shares in Cizzle on the date of the agreement and the fair value of 22.0 million shares to be issued at the earlier of Cizzle’s shareholder approval or one year from the date of the agreement. The 22.0 million shares were received by the Company in the fourth quarter of 2022 and were subsequently sold within the fourth quarter of 2022. The Company recorded a liability related to deferred revenue of $1.4 million for the consideration received from Cizzle.

The payments received for the sale of future revenue will be classified as deferred income. Under ASC 470-10-25, a seller of future revenue should evaluate whether the proceeds received should be accounted for as debt or deferred income. In assessing the factors that created rebuttable presumption of debt within the guidance, the Company determined that there were factors present to overcome the debt presumption and deferred income classification to be appropriate. The main factors the Company considered were that the transactions in form were sales, and not debt transactions. Each agreement does not guarantee a return to each purchaser, the return is based solely on future performance of the AZ Covid Asset should it reach commercialization, with neither purchaser having an involvement in generating future cash flows from the AZ Covid Asset.

The following table presents as of March 31, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Foreign currency exchange impact	90
March 31, 2023	$4,173

On December 15, 2022, the Company entered into an agreement with Cizzle whereby the Company granted Cizzle the option, but not the obligation, to sell its economic interest in the Covid Asset back to the Company. The agreement contained an option period of nine months from the date of the agreement for Cizzle to notify the Company of its intent to exercise the option to sell its economic interest in the Covid Asset. Upon closing of the agreement, Cizzle agreed to pay the Company an option fee of $0.1 million (£0.1 million). If Cizzle does exercise the right to sell its interest in the Covid Asset, consideration payable by the Company to Cizzle is $3.9 million (£3.25) million through the issuance of new Ordinary Shares in the combined entity post-Merger at the same price per share of the proposed PIPE investment in the Company by new and existing investors.